GOODWILL (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2022	Jan. 02, 2021	Oct. 01, 2022	May 18, 2022	Dec. 28, 2019
Goodwill [Line Items]
Goodwill, impairment loss		$ 3,104	$ 2,969
Goodwill	$ 23,828	23,828	$ 27,045	$ 27,696	$ 5,974	$ 31,049
FirstPro Reporting Unit [Member]
Goodwill [Line Items]
Goodwill, impairment loss		$ 2,969
Staffing UK Reporting Unit [Member]
Goodwill [Line Items]
Goodwill, impairment loss	$ 3,104